GOODWILL AND INTANGIBLE ASSETS, NET (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 22.9	750.0	754.0
Goodwill acquired	65.4	2,140.0
Foreign currency translation adjustment	0.8	25.0	(4.0)
Balance at the end of the period	$ 89.1	2,915.0	750.0